PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment was comprised of the following at December 31, 2013 and 2012:

	2013	2012
	(in millions)
Land	$20	$20
Buildings and leasehold improvements	693	620
Equipment	639	728
Computer software	1,396	1,145

	2,748	2,513
Accumulated depreciation	(1,530)	(1,415)

Property and equipment, net	$1,218	$1,098

Depreciation expense was $309 million in 2013, $263 million in 2012, and $249 million in 2011, including amortization expense for capitalized internally developed and purchased software of $172 million in 2013, $151 million in 2012, and $139 million in 2011.